Supplemental Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Supplemental Balance Sheet Information
Schedule of components of inventory

	March 31,	December 31,
	2025	2024
Raw materials	$765	$753
Sub-assemblies	1,043	1,024
Finished goods	724	683
Total inventory	$2,532	$2,460

	December 31,	December 31,
	2024	2023
Raw materials	$753	$1,020
Sub-assemblies	1,024	1,379
Finished goods	683	1,342
Total inventory	$2,460	$3,741

Schedule of components of prepaid expenses and other current assets

	March 31,	December 31,
	2025	2024
Prepaid insurance	$33	$281
Patents	16	14
Prepaid advertising and marketing	54	12
Taxes	27	41
Other current assets	284	—
Total prepaid expenses and other current assets	$414	$348

	December 31,	December 31,
	2024	2023
Prepaid insurance	$281	$110
Patents	14	13
Prepaid advertising and marketing	12	41
Taxes	41	47
Other current assets	—	126
Total prepaid expenses and other current assets	$348	$337

Schedule of components of accrued and other liabilities

	March 31,	December 31,
	2025	2024
Payroll and benefits	$797	$694
Customer deposits	838	720
Taxes	211	30
Accrued professional	265	200
Other liabilities	47	44
Total accrued and other liabilities	$2,158	$1,688

	December 31,	December 31,
	2024	2023
Payroll and benefits	$694	$701
Accrued legal settlements	—	200
Customer deposits	720	639
Taxes	30	61
Accrued professional	200	155
Other liabilities	44	58
Total accrued and other liabilities	$1,688	$1,814